Loans and other borrowings	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Loans and other borrowings
Loans and other borrowings

 Significant accounting policies that apply to loans and other borrowings
We initially recognise loans and other borrowings at the fair value of amounts received net of transaction costs. They are subsequently measured at amortised cost using the effective interest method and, if included in a fair value hedge relationship, are re-valued to reflect the fair value movements on the associated hedged risk. The resulting amortisation of fair value movements, on de-designation of the hedge, is recognised in the income statement.

What’s our capital management policy?
The objective of our capital management policy is to target an overall level of debt consistent with our credit rating target while investing in the business, supporting the pension scheme and meeting our distribution policy. In order to meet this objective, we may issue or repay debt, issue new shares, repurchase shares, or adjust the amount of dividends paid to shareholders. We manage the capital structure and make adjustments to it in the light of changes in economic conditions and the risk characteristics of the group. The Board regularly reviews the capital structure. No changes were made to these objectives and processes during 2019/20. For details of share issues and repurchases in the year see note 21.
Our capital structure consists of net debt and shareholders’ equity. The analysis below summarises the components which we manage as capital.

	2020	2019	2018
At 31 March	£m	£m	£m
Net debt[a]	17,969	11,035	9,627
Total parent shareholders’ equity[b]	14,741	10,140	9,877
	32,710	21,175	19,504

[a]	Net debt at 31 March 2020 includes lease liabilities recognised following adoption of IFRS 16 on 1 April 2019, refer to note 1.

[b]	Excludes non-controlling interests of £22m (2018/19: £27m, 2017/18: £34m).
Net debt
Net debt consists of loans and other borrowings and lease liabilities (both current and non-current), less current asset investments and cash and cash equivalents, including items which have been classified as held for sale on balance sheet. Loans and other borrowings are measured at the net proceeds raised, adjusted to amortise any discount over the term of the debt. Lease liabilities are initially measured based on lease payments that are due over the lease term discounted at the group's incremental borrowing rate, and subsequently measured at amortised cost. Current asset investments and cash and cash equivalents are measured at amortised cost. Currency denominated balances within net debt are translated to sterling at swapped rates where hedged. Fair value adjustments and accrued interest applied to reflect the effective interest method are removed.
Net debt is considered to be an alternative performance measure as it is not defined in IFRS. The most directly comparable IFRS measure is the aggregate of loans and other borrowings and lease liabilities (current and non-current), current asset investments and cash and cash equivalents.
A reconciliation from the most directly comparable IFRS measure to net debt is given below.

	2020	2019	2018
At 31 March	£m	£m	£m
Loans and other borrowings	19,334	16,876	14,275
Lease liabilities[a]	6,560	—	—
Net liabilities classified as held for sale[b]	19	—	—
Less:
Cash and cash equivalents	(1,549)	(1,666)	(528)
Current asset investments	(5,092)	(3,214)	(3,022)
	19,272	11,996	10,725
Adjustments:
To retranslate debt balances at swap rates where hedged by currency swaps	(1,049)	(701)	(874)
To remove accrued interest applied to reflect the effective interest method and fair value adjustments	(254)	(260)	(224)
Net debt	17,969	11,035	9,627

[a] Lease liabilities recognised following adoption of IFRS 16 on 1 April 2019, refer to note 1.
[b] Net liabilities classified as held for sale include lease liabilities of £62m less cash and cash equivalents of £43m, refer to note 23.
The table below shows the key components of net debt and of the increase of £6,934m this year.

	At 31 March 2019	IFRS 16 lease liabilities[a]	At 1 April 2019	Issuance/ (maturities)	Net lease additions[a]	Foreign exchange	Transfer to within one year	Other movements	At 31 March 2020
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Loans and other borrowings due within one year[b]	2,100	(16)	2,084	(629)	—	33	1,326	28	2,842
Lease liabilities due within one year	—	725	725	(791)	—	—	897	(19)	812
Loans and other borrowings due after one year	14,776	(190)	14,586	2,843	—	398	(1,326)	(9)	16,492
Lease liabilities due after one year	—	5,544	5,544	—	1,139	5	(897)	(43)	5,748
Impact of cross-currency swaps[c]	(701)	—	(701)	81	—	(429)	—	—	(1,049)
Removal of the accrued interest and fair value adjustments[d]	(263)	—	(263)	—	—	—	—	68	(195)
Gross debt	15,912	6,063	21,975	1,504	1,139	7	—	25	24,650
Less:
Cash and cash equivalents	(1,666)	—	(1,666)	75	—	(2)	—	44	(1,549)
Current asset investments	(3,214)	—	(3,214)	(1,877)	—	(1)	—	—	(5,092)
Removal of the accrued interest[d]	3	—	3	—	—	—	—	(43)	(40)
Net debt	11,035	6,063	17,098	(298)	1,139	4	—	26	17,969

[a]
Lease liabilities recognised on adoption of IFRS 16 on 1 April 2019, refer to note 1. £206m finance lease liabilities previously included in loans and other borrowings were reclassified to lease liabilities on adoption of IFRS16. Net lease additions comprise non-cash movements in lease liabilities during the period primarily new and terminated leases, and remeasurements of existing leases.

[b]	Including accrued interest and bank overdrafts.

[c]	Translation of debt balances at swap rates where hedged by cross currency swaps.

[d]
Other movements include removal of accrued interest applied to reflect the effective interest rate method, removal of fair value adjustments and inclusion of held for sale assets and liabilities (see note 23).

The table below gives details of the listed bonds and other debt.

	2020	2019	2018
At 31 March	£m	£m	£m
3.25% €600m bond due August 2018[a]	—	—	541
2.35% US$800m bond due February 2019[a]	—	—	572
4.38% £450m bond due March 2019	—	—	455
1.125% €1,000m bond due June 2019[a]	—	869	883
8.625% £300m bond due March 2020	—	300	300
0.625% €1,500m bond due March 2021[a]	1,326	1,289	1,309
0.5% €575m bond due June 2022[a]	509	495	502
1.125% €1,100m bond due March 2023[a]	972	946	961
0.875% €500m bond due September 2023[a]	442	430	—
4.5% US$675m bond due December 2023[a]	551	524	—
1% €575m bond due June 2024[a]	512	498	506
1% €1,100m bond due November 2024[a]	970	943	959
3.50% £250m index linked bond due April 2025	445	433	419
0.5% €650m bond due September 2025[a]	574	—	—
1.75% €1,300m bond due March 2026[a]	1,149	1,118	1,137
1.5% €1,150m bond due June 2027[a]	1,020	993	1,009
2.125% €500m bond due September 2028[a]	445	433	—
5.125% US$700m bond due December 2028[a]	570	542	—
5.75% £600m bond due December 2028	700	710	721
1.125% €750m bond due September 2029[a]	658	—	—
3.25% US$1,000m bond due November 2029[a]	807	—	—
9.625% US$2,670m bond due December 2030[a] (minimum 8.625%b)	2,203	2,096	1,943
3.125% £500m bond due November 2031	502	502	502
3.64% £330m bond due June 2033	339	339	—
1.613% £330m index linked bond due June 2033	343	340	—
6.375% £500m bond due June 2037[a]	522	522	522
3.883% £330m bond due June 2039	340	340	—
1.739% £330m index linked bond due June 2039	343	340	—
3.924% £340m bond due June 2042	350	350	—
1.774% £340m index linked bond due June 2042	354	351	—
3.625% £250m bond due November 2047	250	250	250
4.25% US$500m bond due November 2049[a]	407	—	—
1.874% €500m bond due August 2080[c]	441	—	—
Total listed bonds	18,044	15,953	13,491
Finance leases[d]	—	206	223
Other loans	1,107	645	532
Bank overdrafts (note 25)	183	72	29
Total other loans and borrowings	1,290	717	561
Total loans and other borrowings	19,334	16,876	14,275

[a]	Designated in a cash flow hedge relationship.

[b]
The interest rate payable on this bond attracts an additional 0.25% for a downgrade by one credit rating by either Moody’s or Standard & Poor’s to the group’s senior unsecured debt below A3/A– respectively. In addition, if Moody’s or Standard & Poor’s subsequently increase the ratings then the interest rate will be decreased by 0.25% for each rating category upgrade by each rating agency. In no event will the interest rate be reduced below the minimum rate reflected in the above table.

[c]	IIncludes put option at 5.5 years

[d]	On adoption of IFRS 16 on 1 April 2019 finance leases were reclassified to lease liabilities which are presented on the face of the balance sheet, refer to note 1.

Unless previously designated in a fair value hedge relationship, all loans and other borrowings are carried on our balance sheet and in the table above at amortised cost. The fair value of listed bonds is £20,088m (2018/19: £17,785m, 2017/18: £14,878m). The fair value of finance leases was £251m (2018/19) and £253m (2017/18).
The fair value of our listed bonds is estimated on the basis of quoted market prices (Level 1).
The carrying amount of other loans and bank overdrafts equates to fair value due to the short maturity of these items (Level 3).
The interest rates payable on loans and borrowings disclosed above reflect the coupons on the underlying issued loans and borrowings and not the interest rates achieved through applying associated cross-currency and interest rate swaps in hedge arrangements.
Loans and other borrowings are analysed as follows:

	2020	2019	2018
At 31 March	£m	£m	£m
Current liabilities
Listed bonds	1,552	1,367	1,702
Finance leases[a]	—	16	18
Other loans and bank overdrafts[b]	1,290	717	561
Total current liabilities	2,842	2,100	2,281
Non-current liabilities
Listed bonds	16,492	14,586	11,789
Finance leases[a]	—	190	205
Total non-current liabilities	16,492	14,776	11,994
Total	19,334	16,876	14,275

[a]	On adoption of IFRS 16 on 1 April 2019 finance leases were reclassified to lease liabilities which are presented on the face of the balance sheet, refer to note 1.

[b]	Includes collateral received on swaps of £1,091m (2018/19: £638m, 2017/18: £525m).
The carrying values disclosed in the above table reflect balances at amortised cost adjusted for accrued interest and fair value adjustments to the relevant loans or borrowings. These do not reflect the final principal repayments that will arise after taking account of the relevant derivatives in hedging relationships which are reflected in the table below. All borrowings as at 31 March 2020 were unsecured.
The principal repayments of loans and borrowings at hedged rates amounted to £18,028m (2018/19: £15,912m, 2017/18: £13,175m) and repayments fall due as follows:

	2020			2019			2018
At 31 March	Carrying amount £m	Effect of hedging and interest £m	Principal repayments at hedged rates £m	Carrying amount £m	Effect of hedging and interest £m	Principal repayments at hedged rates £m	Carrying amount £m	Effect of hedging and interest £m	Principal repayments at hedged rates £m
Within one year, or on demand	2,842	(406)	2,436	2,100	(264)	1,836	2,272	(291)	1,981
Between one and two years	—	—	—	1,309	(133)	1,176	1,192	(66)	1,126
Between two and three years	1,482	(125)	1,357	15	—	15	1,332	(154)	1,178
Between three and four years	987	(9)	978	1,463	(89)	1,374	18	—	18
Between four and five years	1,482	9	1,491	964	33	997	1,489	(111)	1,378
After five years	12,536	(770)	11,766	10,975	(461)	10,514	7,899	(405)	7,494
Total due for repayment after more than one year	16,487	(895)	15,592	14,726	(650)	14,076	11,930	(736)	11,194
Total repayments	19,329	(1,301)	18,028	16,826	(914)	15,912	14,202	(1,027)	13,175
Fair value adjustments	5			50			73
Total loans and other borrowings	19,334			16,876			14,275

Finance leases were reclassified to lease liabilities following adoption of IFRS 16 on 1 April 2019. A maturity analysis of lease liabilities is presented in note 28.